Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of earning per share [Abstract]
Earnings per share [text block]
Amounts in US$ '000 except for shares	2017	2016	2015
Numerator:
Loss for the year attributable to owners	(24,228)	(49,092)	(234,031)
Denominator:
Weighted average number of shares used in basic EPS	60,093,191	59,777,145	57,759,001
(Losses) after tax per share (US$) – basic	(0.40)	(0.82)	(4.05)

Amounts in US$ '000 except for shares	2017 (a)	2016	2015
Weighted average number of shares used in basic EPS	60,093,191	59,777,145	57,759,001
Effect of dilutive potential common shares (a)
Weighted average number of common shares for the purposes of diluted earnings per shares	60,093,191	59,777,145	57,759,001
(Losses) after tax per share (US$) – diluted	(0.40)	(0.82)	(4.05)

(a) For the year ended 31 December 2017, there were 4,564,777 (1,390,706 in 2016 and 1,032,279 in 2015) of potential shares that could have a dilutive impact but were considered antidilutive due to negative earnings.